Investments (Narrative) (Details)	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jul. 19, 2019 USD ($) Coins	Nov. 30, 2018 USD ($)
Disclosure Of Investments [Line Items]
Non-material investments in private and public companies	$ 981,736	$ 0
Realized gain on investments	6,639	1,274,834
Unrealized gain on investments	$ 794,350	$ 0
Subscription agreement with Amber AI [Member]
Disclosure Of Investments [Line Items]
Market value of digital currency				$ 3,342,285
Number of Ethereum coins redeemed | Coins			14,866
Fair market value of redeemed Ethereum coins			$ 3,289,398